DERIVATIVES (Details Narrative) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Real Estate Securities Derivatives
Notional amount of linked transactions	$ 10,000
Accrued interest and deferred financing costs	400
Non-Performing Loans Derivatives
Notional amount of linked transactions	$ 164,600